Preferred and Common Stock	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
PREFERRED AND COMMON STOCK [Text Block]
NOTE 17: PREFERRED AND COMMON STOCK

Navios Holdings

On February 14, 2008, the Board of Directors approved a share repurchase program for up to $50,000 of Navios Holdings' common stock. Share repurchases were made pursuant to a program adopted under Rule 10b5-1 under the Securities Exchange Act, as amended (the "Exchange Act"). On October 20, 2008, Navios Holdings concluded such program with 6,959,290 shares repurchased, for a total consideration of $50,000.

In November 2008, the Board of Directors approved a share repurchase program for up to $25,000 of Navios Holdings' common stock. Share repurchases are made pursuant to a program adopted under Rule 10b5-1 under the Exchange Act. The program does not require any minimum purchase or any specific number or amount of shares and may be suspended or reinstated at any time in Navios Holdings' discretion and without notice. Repurchases are subject to restrictions under the terms of the Company's credit facilities and indentures. In October 2011, Navios Holdings repurchased 73,651 shares for a total cost of $221. There were no shares repurchased during December 31, 2010 and for the year ended December 31, 2009, 331,900 shares were repurchased under this program, for a total consideration of $717.

During the year ended December 31, 2008, Navios Holdings issued 1,351,368 shares of common stock, following the exercise of warrants generating proceeds of $6,756.

Issuances to Employees and Exercise of Options

On February 5, 2009, pursuant to the stock plan approved by the Board of Directors, Navios Holdings issued 55,675 shares of restricted common stock to its employees.

On December 17, 2009, pursuant to the stock option plan approved by the Board of Directors, Navios Holdings issued to its employees 308,174 shares of restricted common stock, 20,300 restricted stock units and 405,365 stock options.

On June 2, 2010, July 1, 2010 and September 9, 2010, 86,328, 15,000 and 29,249 shares, respectively, were issued following the exercise of the options exercised for cash at an exercise price of $3.18 per share for a total of $415.

On December 16, 2010, pursuant to the stock plan approved by the Board of Directors Navios Holdings issued to its employees 537,310 shares of restricted common stock, 30,500 restricted stock units and 954,842 stock options.

On March 1, March 2, March 7, 2011 and June 23, 2011, pursuant to the stock plan approved by the Board of Directors, 18,281, 29,250, 68,047 and 15,000 shares, respectively, were issued following the exercise of the options for cash at an exercise price of $3.18 per share for a total of $415.

On December 5, 2011, pursuant to the stock plan approved by the Board of Directors Navios Holdings issued to its employees 784,273 shares of restricted common stock, 29,000 restricted stock units and 1,344,353 stock options.

Vested, Surrendered and Forfeited

On November 20 2009, and December 16, 2009, 2,090 and 4,037 restricted shares, respectively, were surrendered.

During 2009, 24,908 restricted stock units, issued to the Company's employees in 2008, have vested.

During 2009, 22,457 shares of restricted common stock were forfeited upon termination of employment.

During 2010, 30,333 restricted stock units, issued to the Company's employees in 2009 and 2008, have vested.

During 2010, 3,550 restricted shares of common stock were forfeited upon termination of employment and 5,103 were surrendered.

During the year ended December 31, 2011, 8,869 restricted shares of common stock were forfeited upon termination of employment.

During 2011, 15,264 restricted stock units, that were issued to the Company's employees in 2009 and 2010, vested and 1,997 restricted shares of common stock were surrendered.

Issuances for Construction or Purchase of Vessels

On September 17, 2009 and on June 23, 2009, Navios Holdings issued 2,829 shares of Preferred Stock (fair value $12,905) and 1,870 shares of Preferred Stock (fair value $7,177), respectively, at $10.0 nominal value per share to partially finance the construction of three Capesize vessels.

On November 25, 2009, Navios Holdings issued 1,702 shares of Preferred Stock (fair value $8,537) at $10.0 nominal value per share to partially finance the acquisition of the Navios Aurora II.

On December 17, 2009, Navios Holdings issued 357,142 shares of common stock upon conversion of 500 shares of Preferred Stock issued on September 18, 2009 to partially finance the acquisition of the Navios Celestial.

On December 23, 2009, on January 20, 2010 and on January 27, 2010, Navios Holdings issued 1,800 shares of Preferred Stock (fair value $9,162), 1,780 shares of Preferred Stock (fair value $10,550) and 300 shares of Preferred Stock (fair value $1,651) at $10.0 nominal value per share to partially finance the acquisition of the Navios Stellar, Navios Antares and the construction of the Navios Azimuth, respectively. The Navios Antares was delivered to Navios Holdings on January 20, 2010.

On July 31, 2010 and on August 31, 2010, Navios Holdings issued 2,500 shares of Preferred Stock (fair value $12,421) and 1,870 shares of Preferred Stock (fair value $9,093) at $10.0 nominal value per share to partially finance the acquisition of the Navios Melodia and Navios Fulvia, respectively. The Navios Melodia and Navios Fulvia were delivered to Navios Holdings on September 20, 2010 and October 1, 2010, respectively.

On October 29, 2010 and November 17, 2010, Navios Holdings issued 2,500 shares of Preferred Stock (fair value $13,120) and 980 shares of Preferred Stock (fair value $4,710), respectively, at $10.0 nominal value per share to partially finance the construction of the Navios Buena Ventura and the Navios Luz.

On December 3, 2010 and December 17, 2010, Navios Holdings issued 980 shares of Preferred Stock (fair value $4,705) and 2,500 shares of Preferred Stock (fair value $11,402), respectively, at $10.0 nominal value per share to partially finance the construction of the Navios Etoile and the Navios Bonheur.

All above mentioned issued shares of 2% Mandatorily Convertible Preferred Stock ("Preferred Stock") were recorded at fair market value on issuance. The fair market value was determined using a binomial valuation model. The model used takes into account the credit spread of the Company, the volatility of its stock, as well as the price of its stock at the issuance date. Each preferred share has a par value of $0.0001. Each holder of Preferred Stock is entitled to receive an annual dividend equal to 2% on the nominal value of the Preferred Stock, payable quarterly, until such time as the Preferred Stock converts into common stock. Five years after the issuance date all Preferred Stock shall automatically convert into shares of common stock at a conversion price equal to $10.00 per preferred share. At any time following the third anniversary from their issuance date, if the closing price of the common stock has been at least $20.00 per share, for 10 consecutive business days, the remaining balance of the then-outstanding preferred shares shall automatically convert at a conversion price equal to $14.00 per share of common stock. The holders of Preferred Stock are entitled, at their option, at any time following their issuance date and prior to their final conversion date, to convert all or any such then-outstanding preferred shares into common stock at a conversion price equal to $14.00 per preferred share.

Buyback of $131,320 2% Preferred Stock

On December 27, 2010, Navios repurchased $131,320 (or 13,132 shares) of certain 2% Preferred Stock previously issued in connection with the acquisition of Capesize vessels for a cash consideration of $49,245, reflecting a 62.5% discount to the face amount (or nominal value).

Following the issuances and cancellations of the shares, described above, Navios Holdings had as of December 31, 2011 and 2010, 102,409,364 and 101,563,766 shares of common stock, respectively and 8,479 Preferred Stock outstanding for both years.

Navios Acquisition

Preferred Stock

Navios Acquisition is authorized to issue 1,000,000 shares of $0.0001 par value preferred stock with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors.

On September 17, 2010, Navios Acquisition issued 3,000 shares of Series A Convertible Preferred Stock (fair value of $5,619) to an independent third party as a consideration for certain consulting and advisory fees. Navios Acquisition valued these shares on and accounted for these shares as issued and outstanding from September 17, 2010 since all services had been provided. The $5,619 has been recorded in the accompanying financial statements as general and administrative expenses. Under the terms of the consulting agreement, the preferred stock will be distributed in tranches of 300 shares every six months commencing on June 30, 2011 and ending on December 15, 2015. Accordingly, the shares of Series A Preferred Stock and the shares of common stock underlying them, will only be eligible for transfer upon distribution to the holder. The preferred stock has no voting rights, is only convertible into shares of common stock and does not participate in dividends until such time as the shares are converted into common stock. The holder of the preferred stock also has the right to convert their shares to common stock subject to certain terms and conditions at any time after distribution at a conversion price of $35.00 per share of common stock. Any shares of preferred stock remaining outstanding on December 31, 2015 shall automatically convert into shares of common stock at a conversion price of $25.00 per share of common stock. The fair market value on September 17, 2010 was determined using a binomial valuation model. The model used takes into account the credit spread of the Company, the volatility of its stock, as well as the price of its stock at the issuance date.

On October 29, 2010 Navios Acquisition issued 540 shares of Series B Convertible Preferred Stock (fair value $1,649) to the seller of the two newbuild LR1 product tankers the Company recently acquired. The preferred stock contains a 2% per annum dividend payable quarterly starting on January 1, 2011 and upon declaration by Navios Acquisition's Board commences payment on March 31, 2011. The Series B Convertible Preferred Stock, plus any accrued but unpaid dividends, will mandatorily convert into shares of common stock as follows: 30% of the outstanding amount will convert on June 30, 2015 and the remaining outstanding amounts will convert on June 30, 2020 at a price per share of common stock not less than $25.00. The holder of the preferred stock shall have the right to convert the shares of preferred stock into common stock prior to the scheduled maturity dates at a price of $35.00 per share of common stock. The preferred stock does not have any voting rights. The fair value on October 29, 2010 was determined using a binomial valuation model. The model used takes into account the credit spread of Navios Acquisition, the volatility of its stock, as well as the price of its stock at the issuance date.

Fees incurred in connection with the issuance of the above preferred shares amounted to $1,805.

Common Stock

On November 19, 2010, Navios Acquisition completed the public offering of 6,500,000 shares of common stock at $5.50 per share and raised gross proceeds of $35,750. The net proceeds of this offering, including the underwriting discount of $1,787 and excluding offering costs of $561 were approximately $33,963. Following this transaction, as of December 31, 2010, Navios Holdings owned 26,007,551 shares or 53.7% of the outstanding common stock of Navios Acquisition.

Warrant Exercise Program

On September 2, 2010, Navios Acquisition completed the Warrant Exercise Program. Under the Warrant Exercise Program, holders of Public Warrants had the opportunity to exercise the Public Warrants on enhanced Terms through August 27, 2010.

The Warrant Exercise Program was coupled with a consent solicitation accelerating the ability of Navios Holdings and its officers and directors to exercise certain private warrants on the same terms available to the Public Warrants during the Warrant Exercise Program.

As a result of the above:

•	19,246,056 Public Warrants (76.13% of the Public Warrants then outstanding) were exercised on a cashless basis at an exchange rate of 4.25 Public Warrants for one share of common stock;

•
$78,342 of gross cash proceeds were raised from the exercise of 15,950 of the Public Warrants by payment of $5.65 cash exercise price, and 13,850,000 private warrants owned by Navios Holdings and Angeliki Frangou, Navios Acquisition's Chairman and Chief Executive Officer; total expenses associated with the Warrant Exercise Program were $3,364;

•	a portion of the private warrants exercised were held by officers and directors of Navios Acquisition, 15,000 and 75,000 were exercised on a cash basis and cashless basis, respectively; and

•	18,412,053 new shares of common stock were issued.